SHAREHOLDER COMPENSATION	12 Months Ended
Dec. 31, 2021
SHAREHOLDER COMPENSATION
SHAREHOLDER COMPENSATION

NOTE 30 – SHAREHOLDER COMPENSATION

	12/31/2021	12/31/2020
Dividends for the fiscal year 2021	1,366,726	—
Dividends for the fiscal year 2020	—	1,518,767
Unclaimed dividends	40,164	28,391
Total	1,406,890	1,547,158

In January 2021, the Board of Directors decided to pay, as interim dividends, the total amount of R$ 2,291,889, on account of the reversal of the entire balance of the Special Reserve of Retained Dividends, which was constituted upon approval by the 59th Ordinary

General Meeting that decided on the destination of the income for the year. The decision to distribute the Interim Dividends results from the review of Eletrobras’ financial situation and liquidity. The interim dividends were paid in February 2021.

In August 2021, the Company paid the dividends related to the fiscal year 2020 to individuals and legal entities registered as owners or beneficial owners of common and preferred class “A” and “B” shares on the base date of April 27, 2021. The dividends were subject to monetary adjustment based on variations in the SELIC rate, disclosed by the Central Bank of Brazil pro-rata temporis from January 1, 2021, until the date of their respective payment.

Accounting policy

Eletrobras has a Dividend Distribution Policy which, in line with the Bylaws, ensures its shareholders the right, in each year, to dividends and/or interest on equity not less than 25% of the adjusted net income, pursuant to the Brazilian Corporate Law, while subsequent amendments do not authorize the capital reserve to be used to pay dividends.

The amount of the dividends that represents the minimum mandatory dividend established by law  is recognized in liabilities and the amount of dividends above the minimum mandatory dividend is recognized in shareholders’ equity, in the “proposed additional dividends” account, until approved by the General Meeting.

Class A and Class B preferred shares have priority in the receipt of the dividends distributed in each fiscal year, which are levied at the rate of 8% and 6%, respectively, per year on the capital belonging to this type and class of shares, to be apportioned equally among them.

Preferred shares will participate, under equal conditions, with common shares in the distribution of dividends distributed in each fiscal year, after ordinary shares are assured a dividend equal to the lowest of those attributed to preferred classes. Preferred shares are guaranteed the right to receive dividends distributed in the fiscal year, for each share, at least 10% greater than that attributed to each common share in the respective year.